Lease Commitments - Schedule of Future Estimated Minimum Lease Payments Under Non-cancelable Operating Leases (Details) (10-K) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018
Lessee Disclosure [Abstract]
Finance Leases, 2020	$ 46	$ 84
Finance Leases, 2021	36	44
Finance Leases, 2022	36	36
Finance Leases, 2023	9	36
Finance Leases, 2024		9
Finance Leases, Total minimum lease payments	149	209
Finance Leases, Less amount representing interest	17	34
Finance Leases, Present value of net minimum obligations	132	175
Finance Leases, Less current obligation under finance and operating leases	53	68		$ 45
Finance Leases, Long-term obligation under finance and operating leases	79	107		54
Operating Leases, 2020	24	209
Operating Leases, 2021	12	11
Operating Leases, 2022	2
Operating Leases, 2023
Operating Leases, 2024
Operating Leases, Total minimum lease payments	64	220
Operating Leases, Less amount representing interest	16	17
Operating Leases, Present value of net minimum obligations	48	203
Operating Leases, Less current obligation under finance and operating leases	38	193	$ 204
Operating Leases, Long-term obligation under finance and operating leases	$ 10	10	$ 188
Total Leases, 2020		293
Total Leases, 2021		55
Total Leases, 2022		36
Total Leases, 2023		36
Total Leases, 2024		9
Total Leases, Total minimum lease payments		429
Total Leases, Less amount representing interest		51
Total Leases, Present value of net minimum obligations		378
Total Leases, Less current obligation under finance and operating leases		261
Total Leases, Long-term obligation under finance and operating leases		$ 117